UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 65,826,830	$ 54,814,125
Trade and other receivables	1,154,337	823,268
Prepayments and other assets	2,165,290	3,238,894
Inventories	425,712	0
Total Current Assets	69,572,169	58,876,287
Non-Current Assets
Property, plant and equipment	35,936,076	25,197,638
Intangible assets	12,911,649	13,550,993
Exploration and evaluation assets	7,515,238	6,512,326
Prepayments and other assets	3,220,982	897,735
Total Non-Current Assets	59,583,945	46,158,692
TOTAL ASSETS	129,156,114	105,034,979
Current Liabilities
Trade and other payables	10,367,158	7,489,397
Provisions	5,795,320	467,001
Loans and borrowings	1,106,387	472,018
Total Current Liabilities	17,268,865	8,428,416
Non-Current Liabilities
Other long term liability	333,000	700,000
Loans and borrowings	3,352,359	3,462,564
Total Non-Current Liabilities	3,685,359	4,162,564
TOTAL LIABILITIES	20,954,224	12,590,980
NET ASSETS	108,201,890	92,443,999
EQUITY
Contributed equity	243,329,280	197,985,920
Reserves	8,871,451	3,688,804
Accumulated losses	(143,998,841)	(109,230,725)
TOTAL EQUITY	$ 108,201,890	$ 92,443,999